As filed with the Securities and Exchange Commission on December 1, 2006
                                                                                                                        File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 65	☒
(Check appropriate box or boxes)
iShares® Trust
(Exact Name of Registrant as Specified in Charter)
c/o Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)
Registrant’s Telephone Number, including Area Code: (415) 597-2000
The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)
With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	45 FREMONT STREET
NEW YORK, N.Y. 10019-6099	SAN FRANCISCO, CA 94105
It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 5, 2007 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 5, 2007, the effectiveness of Post-Effective Amendment
Nos. 47, 56, 58, and 60 to the Registrant’s Registration Statement on Form N-1A.

Post-Effective Amendment No. 47 was filed on July 19, 2006, under Rule 485(a) to register shares of new series of the Registrant, the iShares Lehman Short Treasury
Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman
Intermediate Credit Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman Government/Credit Bond
Fund and the iShares Lehman MBS Fixed-Rate Bond Fund. Post-Effective Amendment Nos. 56, 58, and 60 were filed between September 29, 2006 and October 31, 2006, pursuant to Rule 485(b)(1)(iii) to delay the effectiveness of the relevant amendments.

This Post-Effective Amendment No. 65 does not modify any provisions of Parts A, B, or C of Post-Effective Amendment No. 47 to the Registrant’s Registration
Statement. Accordingly, such Parts A, B and C are hereby incorporated by reference to Post-Effective Amendment No. 47.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 65 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 1st day of December, 2006.

By:
Lee T. Kranefuss*
President

Date: December 1, 2006
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 65 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee and President

Date: December 1, 2006

John E. Martinez*
Trustee

Date: December 1, 2006

George G. C. Parker*
Trustee

Date: December 1, 2006

Cecilia H. Herbert*
Trustee

Date: December 1, 2006

Charles A. Hurty*
Trustee

Date: December 1, 2006

John E. Kerrigan*
Trustee

Date: December 1, 2006

/s/ Michael Latham
Michael Latham
Treasurer

Date: December 1, 2006

*By:	/s/ Michael Latham
Michael Latham
Attorney in fact

Date: December 1, 2006

*
Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to Post-Effective Amendment No. 53. Powers of Attorney,
dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to Post-Effective
Amendment No. 43, filed April 17, 2006 (“PEA No. 43”). Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to
PEA No. 43.